Share Based Compensation - Summary of Compensation Expense (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of terms and conditions of share based payment arrangement [line Items]
Compensation expense charged	kr 2,814
Executive performance plan [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Compensation expense charged	187
Executive performance plan [member] | EPP 2022 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Compensation expense charged	12
Executive performance plan [member] | EPP 2021 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Compensation expense charged	32
Executive performance plan [member] | EPP 2020 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Compensation expense charged	71
Executive performance plan [member] | EPP 2019 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Compensation expense charged	72
Key contributor plan [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Compensation expense charged	2,387
Key contributor plan [member] | Key contributor plan 2022 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Compensation expense charged	280
Key contributor plan [member] | Key Contributor Plan2021
Disclosure of terms and conditions of share based payment arrangement [line Items]
Compensation expense charged	444
Key contributor plan [member] | Key Contributor Plan 2020 (KC Plan 2020) [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Compensation expense charged	904
Key contributor plan [member] | Key Contributor Plan 2019 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Compensation expense charged	759
Cash-settled plans [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Compensation expense charged	2,574
Reporting year [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Compensation expense charged	450	kr 1,346
Reporting year [member] | Executive performance plan [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Compensation expense charged	5
Reporting year [member] | Executive performance plan [member] | EPP 2022 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Compensation expense charged	12
Reporting year [member] | Executive performance plan [member] | EPP 2021 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Compensation expense charged	15
Reporting year [member] | Executive performance plan [member] | EPP 2020 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Compensation expense charged	(19)
Reporting year [member] | Executive performance plan [member] | EPP 2019 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Compensation expense charged	(3)
Reporting year [member] | Key contributor plan [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Compensation expense charged	356
Reporting year [member] | Key contributor plan [member] | Key contributor plan 2022 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Compensation expense charged	280
Reporting year [member] | Key contributor plan [member] | Key Contributor Plan2021
Disclosure of terms and conditions of share based payment arrangement [line Items]
Compensation expense charged	89
Reporting year [member] | Key contributor plan [member] | Key Contributor Plan 2020 (KC Plan 2020) [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Compensation expense charged	5
Reporting year [member] | Key contributor plan [member] | Key Contributor Plan 2019 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Compensation expense charged	(18)
Reporting year [member] | Cash-settled plans [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Compensation expense charged	361
2021 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Compensation expense charged	1,095
2021 [member] | Executive performance plan [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Compensation expense charged	87
2021 [member] | Executive performance plan [member] | EPP 2021 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Compensation expense charged	17
2021 [member] | Executive performance plan [member] | EPP 2020 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Compensation expense charged	56
2021 [member] | Executive performance plan [member] | EPP 2019 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Compensation expense charged	14
2021 [member] | Key contributor plan [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Compensation expense charged	925
2021 [member] | Key contributor plan [member] | Key Contributor Plan2021
Disclosure of terms and conditions of share based payment arrangement [line Items]
Compensation expense charged	355
2021 [member] | Key contributor plan [member] | Key Contributor Plan 2020 (KC Plan 2020) [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Compensation expense charged	376
2021 [member] | Key contributor plan [member] | Key Contributor Plan 2019 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Compensation expense charged	194
2021 [member] | Cash-settled plans [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Compensation expense charged	1,012
2020 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Compensation expense charged	993
2020 [member] | Executive performance plan [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Compensation expense charged	84
2020 [member] | Executive performance plan [member] | EPP 2020 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Compensation expense charged	34
2020 [member] | Executive performance plan [member] | EPP 2019 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Compensation expense charged	50
2020 [member] | Key contributor plan [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Compensation expense charged	858
2020 [member] | Key contributor plan [member] | Key Contributor Plan 2020 (KC Plan 2020) [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Compensation expense charged	523
2020 [member] | Key contributor plan [member] | Key Contributor Plan 2019 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Compensation expense charged	335
2020 [member] | Cash-settled plans [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Compensation expense charged	942
2019 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Compensation expense charged	276
2019 [member] | Executive performance plan [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Compensation expense charged	11
2019 [member] | Executive performance plan [member] | EPP 2019 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Compensation expense charged	11
2019 [member] | Key contributor plan [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Compensation expense charged	248
2019 [member] | Key contributor plan [member] | Key Contributor Plan 2019 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Compensation expense charged	248
2019 [member] | Cash-settled plans [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Compensation expense charged	259
Executive team plans [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Compensation expense charged	240
Executive team plans [member] | LTV 2022 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Compensation expense charged	12
Executive team plans [member] | LTV 2021 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Compensation expense charged	60
Executive team plans [member] | LTV 2020 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Compensation expense charged	85
Executive team plans [member] | LTV 2019 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Compensation expense charged	83
Executive team plans [member] | Reporting year [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Compensation expense charged	89
Executive team plans [member] | Reporting year [member] | LTV 2022 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Compensation expense charged	12
Executive team plans [member] | Reporting year [member] | LTV 2021 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Compensation expense charged	36
Executive team plans [member] | Reporting year [member] | LTV 2020 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Compensation expense charged	31
Executive team plans [member] | Reporting year [member] | LTV 2019 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Compensation expense charged	10
Executive team plans [member] | 2021 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Compensation expense charged	83
Executive team plans [member] | 2021 [member] | LTV 2021 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Compensation expense charged	24
Executive team plans [member] | 2021 [member] | LTV 2020 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Compensation expense charged	31
Executive team plans [member] | 2021 [member] | LTV 2019 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Compensation expense charged	28
Executive team plans [member] | 2020 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Compensation expense charged	51
Executive team plans [member] | 2020 [member] | LTV 2020 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Compensation expense charged	23
Executive team plans [member] | 2020 [member] | LTV 2019 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Compensation expense charged	28
Executive team plans [member] | 2019 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Compensation expense charged	17
Executive team plans [member] | 2019 [member] | LTV 2019 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Compensation expense charged	17
The President and CEO [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Compensation expense charged	111
The President and CEO [member] | Reporting year [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Compensation expense charged	41
The President and CEO [member] | 2021 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Compensation expense charged	38
The President and CEO [member] | 2020 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Compensation expense charged	24
The President and CEO [member] | 2019 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Compensation expense charged	kr 8